SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION
12.	SEGMENT INFORMATION
Operating segments The Company operates in a single reportable segment – the acquisition, development and production of oil and gas properties in the United States.

13. SEGMENT INFORMATION

Operating segments

The Company operates in a single reportable segment – the acquisition, development and production of oil and gas properties in the United States.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2023 AND 2022